Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Mar 27, 2013
Document Effective Date	Mar 27, 2013
Prospectus Date	Dec 28, 2012

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated March 27, 2013 to the

Prospectus dated December 28, 2012 (the “Prospectus”)

The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) will serve as an Underlying Fund to the Portfolios. Accordingly, the Portfolios’ Prospectus is hereby revised as follows:

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Enhanced Dividend Global Equity

Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.15%
Acquired (Underlying) Fund Fees and Expenses	0.86%	0.86%
Total Annual Portfolio Operating Expenses[1]	1.56%	1.16%
Expense Limitation[2]	(0.10)%	(0.10)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.46%	1.06%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.78%	0.78%
Total Annual Portfolio Operating Expenses[1]	1.43%	1.03%
Expense Limitation[2]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.38%	0.98%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency credits received by the Portfolio.

The table in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$690	$1,006	$1,344	$ 2,296
Institutional Shares	$108	$359	$629	$ 1,400

The table in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$973	$1,284	$ 2,165
Institutional Shares	$100	$323	$564	$ 1,255

The following paragraphs are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” and the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” sections of the Prospectus:

Energy Sector Risk.  The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Underlying MLP Fund Tax Estimation/NAV Risk.  The Fund will gain exposure to MLPs through an investment in the Underlying MLP Fund. Unlike traditional mutual funds, the Underlying MLP Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

Underlying MLP Fund Tax Estimation/NAV Risk.  In calculating the Underlying MLP Fund’s daily net asset value (“NAV”), the Underlying MLP Fund will, among other things, accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Underlying MLP Fund. The daily estimate of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Underlying MLP Fund’s NAV could vary dramatically from the Underlying MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Underlying MLP Fund’s actual tax liability or benefit may have a material impact on the Underlying MLP Fund’s NAV.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated March 27, 2013 to the

Prospectus dated December 28, 2012 (the “Prospectus”)

The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) will serve as an Underlying Fund to the Portfolios. Accordingly, the Portfolios’ Prospectus is hereby revised as follows:

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Enhanced Dividend Global Equity

Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.15%
Acquired (Underlying) Fund Fees and Expenses	0.86%	0.86%
Total Annual Portfolio Operating Expenses[1]	1.56%	1.16%
Expense Limitation[2]	(0.10)%	(0.10)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.46%	1.06%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.78%	0.78%
Total Annual Portfolio Operating Expenses[1]	1.43%	1.03%
Expense Limitation[2]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.38%	0.98%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency credits received by the Portfolio.

The table in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$690	$1,006	$1,344	$ 2,296
Institutional Shares	$108	$359	$629	$ 1,400

The table in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$973	$1,284	$ 2,165
Institutional Shares	$100	$323	$564	$ 1,255

The following paragraphs are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” and the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” sections of the Prospectus:

Energy Sector Risk.  The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Underlying MLP Fund Tax Estimation/NAV Risk.  The Fund will gain exposure to MLPs through an investment in the Underlying MLP Fund. Unlike traditional mutual funds, the Underlying MLP Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

Underlying MLP Fund Tax Estimation/NAV Risk.  In calculating the Underlying MLP Fund’s daily net asset value (“NAV”), the Underlying MLP Fund will, among other things, accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Underlying MLP Fund. The daily estimate of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Underlying MLP Fund’s NAV could vary dramatically from the Underlying MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Underlying MLP Fund’s actual tax liability or benefit may have a material impact on the Underlying MLP Fund’s NAV.

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated March 27, 2013 to the

Prospectus dated December 28, 2012 (the “Prospectus”)

The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) will serve as an Underlying Fund to the Portfolios. Accordingly, the Portfolios’ Prospectus is hereby revised as follows:

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Enhanced Dividend Global Equity

Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.30%	0.15%
Acquired (Underlying) Fund Fees and Expenses	0.86%	0.86%
Total Annual Portfolio Operating Expenses[1]	1.56%	1.16%
Expense Limitation[2]	(0.10)%	(0.10)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.46%	1.06%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

The table in the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$690	$1,006	$1,344	$ 2,296
Institutional Shares	$108	$359	$629	$ 1,400

The following paragraphs are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” and the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” sections of the Prospectus:

Energy Sector Risk.  The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Underlying MLP Fund Tax Estimation/NAV Risk.  The Fund will gain exposure to MLPs through an investment in the Underlying MLP Fund. Unlike traditional mutual funds, the Underlying MLP Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

Underlying MLP Fund Tax Estimation/NAV Risk.  In calculating the Underlying MLP Fund’s daily net asset value (“NAV”), the Underlying MLP Fund will, among other things, accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Underlying MLP Fund. The daily estimate of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Underlying MLP Fund’s NAV could vary dramatically from the Underlying MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Underlying MLP Fund’s actual tax liability or benefit may have a material impact on the Underlying MLP Fund’s NAV.

Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst22_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(collectively, the “Portfolios”)

Supplement dated March 27, 2013 to the

Prospectus dated December 28, 2012 (the “Prospectus”)

The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) will serve as an Underlying Fund to the Portfolios. Accordingly, the Portfolios’ Prospectus is hereby revised as follows:

The “Annual Portfolio Operating Expenses” table and its related footnotes in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Fees and Expenses of the Portfolio” section of the Prospectus is replaced in its entirety with the following:

	Class A	Institutional
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.10%
Acquired (Underlying) Fund Fees and Expenses	0.78%	0.78%
Total Annual Portfolio Operating Expenses[1]	1.43%	1.03%
Expense Limitation[2]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Expense Limitation[1]	1.38%	0.98%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.014% of the Portfolio’s average daily net assets through at least December 29, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency credits received by the Portfolio.

The table in the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Expense Example” section of the Prospectus is replaced in its entirety with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$683	$973	$1,284	$ 2,165
Institutional Shares	$100	$323	$564	$ 1,255

The following paragraphs are added to the “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” and the “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Principal Risks of the Underlying Funds” sections of the Prospectus:

Energy Sector Risk.  The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Master Limited Partnership Risk.  Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Underlying MLP Fund Tax Estimation/NAV Risk.  The Fund will gain exposure to MLPs through an investment in the Underlying MLP Fund. Unlike traditional mutual funds, the Underlying MLP Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

Underlying MLP Fund Tax Estimation/NAV Risk.  In calculating the Underlying MLP Fund’s daily net asset value (“NAV”), the Underlying MLP Fund will, among other things, accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Underlying MLP Fund. The daily estimate of the Underlying MLP Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Underlying MLP Fund’s NAV could vary dramatically from the Underlying MLP Fund’s actual tax liability or benefit, and, as a result, the determination of the Underlying MLP Fund’s actual tax liability or benefit may have a material impact on the Underlying MLP Fund’s NAV.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013